CONSOLIDATED AND COMBINED STATEMENTS OF EQUITY (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Statement of Stockholders' Equity [Abstract]
Income tax benefit	$ 3.6